Quarterly Holdings Report
for
Fidelity® Select Portfolios®
Health Care Portfolio
November 30, 2024
HEA-NPRT3-0125
1.810696.120
Common Stocks - 98.1%
	Shares	Value ($)
BELGIUM - 1.7%
Health Care - 1.7%
Pharmaceuticals - 1.7%
UCB SA	651,300	127,569,227
CANADA - 0.7%
Health Care - 0.7%
Biotechnology - 0.7%
Xenon Pharmaceuticals Inc (b)	1,250,000	53,287,500
DENMARK - 1.5%
Health Care - 1.5%
Biotechnology - 1.5%
Ascendis Pharma A/S ADR (b)	820,000	111,585,600
Zealand Pharma A/S (b)	14,600	1,510,220

TOTAL DENMARK		113,095,820
GERMANY - 0.2%
Health Care - 0.2%
Biotechnology - 0.2%
BioNTech SE ADR (b)	100,000	11,839,000
NETHERLANDS - 3.3%
Health Care - 3.3%
Biotechnology - 3.1%
Argenx SE ADR (b)	300,000	184,965,000
Merus NV (b)	1,073,277	48,125,741
		233,090,741
Pharmaceuticals - 0.2%
Pharvaris NV (b)	746,755	16,353,934
TOTAL NETHERLANDS		249,444,675
UNITED KINGDOM - 0.2%
Health Care - 0.2%
Biotechnology - 0.2%
Immunocore Holdings PLC ADR (b)(c)	511,938	16,760,850
UNITED STATES - 90.5%
Health Care - 90.5%
Biotechnology - 18.4%
Acumen Pharmaceuticals Inc (b)	1,140,000	2,587,800
Aerovate Therapeutics Inc (d)(e)(f)	524,430	2,915,831
Allogene Therapeutics Inc (b)(c)	4,350,000	10,788,000
Alnylam Pharmaceuticals Inc (b)	600,000	151,842,001
Annexon Inc (b)	1,200,000	6,468,000
Apogee Therapeutics Inc (b)	52,600	2,374,890
Arcellx Inc (b)	580,000	51,080,600
Arcus Biosciences Inc (b)	700,000	10,808,000
Avidity Biosciences Inc (b)	500,000	21,515,000
Blueprint Medicines Corp (b)	300,000	28,914,000
Cargo Therapeutics Inc (b)(c)	995,805	18,103,735
Caris Life Sciences Inc (b)(d)(e)	1,420,479	4,517,123
Cartesian Therapeutics Inc (b)	368,992	6,948,119
Celldex Therapeutics Inc (b)	387,939	10,645,046
Cogent Biosciences Inc (b)	1,400,000	13,314,000
Crinetics Pharmaceuticals Inc (b)	500,000	28,600,000
Cytokinetics Inc (b)	1,000,000	51,860,000
Day One Biopharmaceuticals Inc (b)(c)	1,000,000	13,930,000
Dyne Therapeutics Inc (b)	640,000	19,590,400
Exact Sciences Corp (b)(c)	2,220,000	137,817,600
Gilead Sciences Inc	745,000	68,972,100
Janux Therapeutics Inc (b)	654,190	29,575,930
Keros Therapeutics Inc (b)	800,000	46,192,000
Legend Biotech Corp ADR (b)	2,620,000	110,223,400
MoonLake Immunotherapeutics Class A (b)	690,000	37,556,700
Nurix Therapeutics Inc (b)	1,285,000	28,411,350
Nuvalent Inc Class A (b)	670,000	64,775,600
Oruka Therapeutics Inc (c)	889,354	19,325,662
Oruka Therapeutics Inc (e)	110,356	2,398,036
Perspective Therapeutics Inc (b)	600,000	2,610,000
Regeneron Pharmaceuticals Inc (b)	192,500	144,417,350
REVOLUTION Medicines Inc (b)	400,000	23,140,000
Scholar Rock Holding Corp (b)	80,951	3,229,945
Soleno Therapeutics Inc (b)	300,000	15,813,000
Spyre Therapeutics Inc (b)	537,600	15,283,968
Summit Therapeutics Inc (b)(c)	570,000	10,522,200
Upstream Bio Inc (c)	853,667	18,669,697
Vaxcyte Inc (b)	920,000	86,792,800
Veracyte Inc (b)	226,129	9,712,241
Viking Therapeutics Inc (b)	74,827	3,961,341
Viridian Therapeutics Inc (b)	2,000,000	43,100,000
		1,379,303,465
Health Care Equipment & Supplies - 28.2%
Boston Scientific Corp (b)	8,180,000	741,598,800
Glaukos Corp (b)	750,000	107,737,500
Inspire Medical Systems Inc (b)	400,000	77,104,000
Insulet Corp (b)	950,000	253,441,000
Intuitive Surgical Inc (b)	168,000	91,056,000
Masimo Corp (b)	1,320,000	227,752,800
Medical Microinstruments Inc/Italy warrants 2/16/2031 (b)(d)(e)	15,815	194,050
Penumbra Inc (b)	1,330,000	324,679,600
PROCEPT BioRobotics Corp (b)(c)	649,600	62,095,264
Stryker Corp	594,000	232,937,100
		2,118,596,114
Health Care Providers & Services - 23.3%
Alignment Healthcare Inc (b)	4,500,000	56,745,000
BrightSpring Health Services Inc (b)	3,000,000	57,900,000
Cigna Group/The	530,000	179,034,000
CVS Health Corp	950,000	56,857,500
LifeStance Health Group Inc (b)	5,800,000	43,616,000
McKesson Corp	318,000	199,863,000
Molina Healthcare Inc (b)	228,000	67,921,200
Privia Health Group Inc (b)	4,000,000	85,920,000
Surgery Partners Inc (b)	3,666,302	87,404,640
UnitedHealth Group Inc	1,500,000	915,300,000
		1,750,561,340
Health Care Technology - 2.1%
Phreesia Inc (b)	1,449,451	30,481,955
Veeva Systems Inc Class A (b)	560,000	127,596,000
		158,077,955
Life Sciences Tools & Services - 10.2%
10X Genomics Inc Class A (b)	2,120,000	33,708,000
10X Genomics Inc Class B (b)(g)	500,000	7,950,000
Bruker Corp	1,180,000	68,381,000
Danaher Corp	1,875,000	449,418,750
IQVIA Holdings Inc (b)	100,000	20,084,000
Thermo Fisher Scientific Inc	280,000	148,296,400
West Pharmaceutical Services Inc	108,000	35,173,440
		763,011,590
Pharmaceuticals - 8.3%
Contineum Therapeutics Inc Class A	200,000	2,982,000
Eli Lilly & Co	534,000	424,716,900
Enliven Therapeutics Inc (b)	600,000	14,628,000
Merck & Co Inc	880,000	89,443,200
Neumora Therapeutics Inc (b)	443,666	4,410,040
Rapport Therapeutics Inc (b)(c)	276,132	6,306,855
Royalty Pharma PLC Class A	1,750,000	46,655,000
Septerna Inc	213,000	5,386,770
Structure Therapeutics Inc ADR (b)	670,000	22,210,500
Third Harmonic Bio Inc (b)	680,000	8,676,800
		625,416,065
TOTAL UNITED STATES		6,794,966,529
TOTAL COMMON STOCKS (Cost $4,297,575,368)		7,366,963,601

Convertible Corporate Bonds - 0.0%
	Principal Amount (a)	Value ($)
UNITED STATES - 0.0%
Health Care - 0.0%
Health Care Technology - 0.0%
Wugen Inc 10% 6/14/2025 (d)(e)	2,299,153	2,420,318
Pharmaceuticals - 0.0%
Galvanize Therapeutics 6% 2/28/2027 (d)(e)	3,306,100	3,615,882
TOTAL HEALTH CARE		6,036,200

TOTAL CONVERTIBLE CORPORATE BONDS (Cost $5,605,253)		6,036,200

Convertible Preferred Stocks - 1.5%
	Shares	Value ($)
CHINA - 0.0%
Health Care - 0.0%
Health Care Providers & Services - 0.0%
dMed Biopharmaceutical Co Ltd Series C (b)(d)(e)	380,451	2,046,826
ISRAEL - 0.1%
Health Care - 0.1%
Health Care Equipment & Supplies - 0.1%
InSightec Ltd Series G (d)(e)	11,853,768	10,075,703
UNITED STATES - 1.4%
Financials - 0.1%
Financial Services - 0.1%
Saluda Medical Inc Series E (b)(d)(e)	1,155,359	7,775,566
Health Care - 1.3%
Biotechnology - 0.8%
Asimov Inc Series B (b)(d)(e)	101,438	2,854,465
Caris Life Sciences Inc Series D (b)(d)(e)	3,206,021	10,195,147
Cleerly Inc Series C (b)(d)(e)	1,285,367	13,869,111
Element Biosciences Inc Series C (b)(d)(e)	572,265	5,545,248
Element Biosciences Inc Series D (d)(e)	413,355	2,910,019
Element Biosciences Inc Series D1 (d)(e)	413,355	2,910,019
ElevateBio LLC Series C (b)(d)(e)	254,900	739,210
Endeavor BioMedicines Inc Series C (d)(e)	1,366,212	9,809,402
Inscripta Inc Series E (b)(d)(e)	1,282,228	3,846,684
		52,679,305
Health Care Equipment & Supplies - 0.1%
Medical Microinstruments Inc/Italy Series C (d)(e)	316,310	10,447,719
Health Care Providers & Services - 0.0%
Thriveworks Topco LLC (b)(d)(e)(h)	473,270	2,148,645
Health Care Technology - 0.4%
Aledade Inc Series B1 (b)(d)(e)	201,220	7,618,189
Aledade Inc Series E1 (b)(d)(e)	56,664	2,145,299
Candid Therapeutics (d)(e)	3,162,302	3,478,532
Omada Health Inc Series E (b)(d)(e)	2,153,073	9,279,745
Wugen Inc Series B (b)(d)(e)	454,342	1,903,693
		24,425,458
Pharmaceuticals - 0.0%
Galvanize Therapeutics Series B (b)(d)(e)	3,696,429	2,772,322
TOTAL HEALTH CARE		92,473,449

TOTAL UNITED STATES		100,249,015
TOTAL CONVERTIBLE PREFERRED STOCKS (Cost $176,741,062)		112,371,544

Preferred Securities - 0.2%
	Principal Amount (a)	Value ($)
CANADA - 0.2%
Health Care - 0.2%
Health Care Equipment & Supplies - 0.2%
Kardium Inc/CA 10% 12/31/2026 (d)(e) (Cost $12,563,204)	12,563,204	12,404,210

Money Market Funds - 1.0%
	Yield (%)	Shares	Value ($)
Fidelity Cash Central Fund (i)	4.64	12,775,027	12,777,582
Fidelity Securities Lending Cash Central Fund (i)(j)	4.64	58,617,574	58,623,435
TOTAL MONEY MARKET FUNDS (Cost $71,399,268)			71,401,017

TOTAL INVESTMENT IN SECURITIES - 100.8% (Cost $4,563,884,155)	7,569,176,572
NET OTHER ASSETS (LIABILITIES) - (0.8)%	(60,379,086)
NET ASSETS - 100.0%	7,508,797,486

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)	Non-income producing
(c)	Security or a portion of the security is on loan at period end.
(d)	Level 3 security
(e)
Restricted securities (including private placements) - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues).  At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $140,836,994 or 1.9% of net assets.

(f)	Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(g)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $7,950,000 or 0.1% of net assets.

(h)	Investment is owned by a wholly-owned subsidiary (Subsidiary) that is treated as a corporation for U.S. tax purposes.
(i)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(j)	Investment made with cash collateral received from securities on loan.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost ($)
Aerovate Therapeutics Inc	10/30/24	3,115,498

Aledade Inc Series B1	5/07/21	7,704,855

Aledade Inc Series E1	5/20/22	2,822,683

Asimov Inc Series B	10/29/21	9,401,345

Candid Therapeutics	8/27/24	3,794,762

Caris Life Sciences Inc	10/06/22	7,954,682

Caris Life Sciences Inc Series D	5/11/21	25,968,770

Cleerly Inc Series C	7/08/22	15,142,394

dMed Biopharmaceutical Co Ltd Series C	12/01/20	5,403,602

Element Biosciences Inc Series C	6/21/21	11,763,880

Element Biosciences Inc Series D	6/28/24	3,242,067

Element Biosciences Inc Series D1	6/28/24	3,242,067

ElevateBio LLC Series C	3/09/21	1,069,306

Endeavor BioMedicines Inc Series C	4/22/24	8,913,987

Galvanize Therapeutics 6% 2/28/2027	2/28/24	3,306,100

Galvanize Therapeutics Series B	3/29/22	6,399,572

Inscripta Inc Series E	3/30/21	11,322,073

InSightec Ltd Series G	6/17/24	10,523,775

Kardium Inc/CA 10% 12/31/2026	5/31/24 - 9/30/24	12,563,204

Medical Microinstruments Inc/Italy Series C	2/16/24	10,543,783

Medical Microinstruments Inc/Italy warrants 2/16/2031	2/16/24	0

Omada Health Inc Series E	12/22/21	12,908,103

Oruka Therapeutics Inc	9/12/24	2,538,188

Saluda Medical Inc Series E	4/06/23	9,328,137

Thriveworks Topco LLC	7/23/21 - 2/25/22	13,722,523

Wugen Inc 10% 6/14/2025	6/14/24	2,299,153

Wugen Inc Series B	7/09/21	3,523,377

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	% ownership, end of period
Fidelity Cash Central Fund	3,213,126	592,058,632	582,494,848	311,438	672	-	12,777,582	0.0%
Fidelity Securities Lending Cash Central Fund	90,247,977	507,416,506	539,041,048	389,842	-	-	58,623,435	0.2%
Total	93,461,103	1,099,475,138	1,121,535,896	701,280	672	-	71,401,017

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.
Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Securities, including private placements or other restricted securities, for which observable inputs are not available are valued using alternate valuation approaches, including the market approach, the income approach and cost approach, and are categorized as Level 3 in the hierarchy. The market approach considers factors including the price of recent investments in the same or a similar security or financial metrics of comparable securities. The income approach considers factors including expected future cash flows, security specific risks and corresponding discount rates. The cost approach considers factors including the value of the security's underlying assets and liabilities.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities. Convertible Corporate Bonds and Preferred Securities are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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